Marketable Securities and Other Securities Investments - Additional Information (Detail) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Investment Holdings [Line Items]
Increase (decrease) in net unrealized gain on available-for-sale securities included as a component of accumulated other comprehensive income, net of applicable taxes	$ (8,190)	¥ (681,000)	¥ (2,164,000)	¥ (1,433,000)
Proceeds from sales of available-for-sale securities	866	72,000	94,000	317,000
Gross realized gains on sales of available-for-sale securities	144	12,000	66,000	241,000
Gross realized losses on sales of available-for-sale securities	0	0	0	4,000
Description of Impaired investment securities	NIDEC presumes a decline in value of equity securities is other-than-temporary if the fair value is 20% or more below the original cost for an extended period of time. The presumption of an other-than-temporary impairment may be overcome if there is evidence to support that the decline is temporary in nature due to the existence of other factors which overcome the duration or magnitude of the decline. On the other hand, even if a decline is less than 20%, there may be cases where impairment losses are recognized when specific factors indicate the decline in the fair value is other-than-temporary. As of March 31, 2011, NIDEC determined that the decline in value for equity securities with unrealized losses shown in the above table is temporary in nature.	NIDEC presumes a decline in value of equity securities is other-than-temporary if the fair value is 20% or more below the original cost for an extended period of time. The presumption of an other-than-temporary impairment may be overcome if there is evidence to support that the decline is temporary in nature due to the existence of other factors which overcome the duration or magnitude of the decline. On the other hand, even if a decline is less than 20%, there may be cases where impairment losses are recognized when specific factors indicate the decline in the fair value is other-than-temporary. As of March 31, 2011, NIDEC determined that the decline in value for equity securities with unrealized losses shown in the above table is temporary in nature.
Held-to-maturity securities pledged as collateral for the deferred payments of certain taxes	$ 2,405	¥ 200,000	¥ 200,000